Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
General and administrative expenses	$ 24,609,000	$ 8,887,000
Finance costs, net	(1,606,000)	(4,985,000)
Other income, net	519,000	275,000
Increase (decrease) in adjustment to loss before income tax	(5,978,000)	(31,258,000)
(Condensed Consolidated Balance Sheet)
Operating lease right-of-use assets	8,645,000		$ 2,955,000	$ 1,403,000
Operating lease liabilities	8,489,000		3,068,000	$ 1,415,000
Total non-current	6,426,000		2,083,000
Adjustment to accumulated deficit	$ (194,295,000)		(186,174,000)
Adjustments/ Reclassifications
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
General and administrative expenses		207,000
Finance costs, net		491,000
Other income, net		25,000
Increase (decrease) in adjustment to loss before income tax		18,670,000
(Condensed Consolidated Balance Sheet)
Operating lease right-of-use assets			292,000
Total non-current			175,000
Adjustment to accumulated deficit			111,578,000
Adjustments/ Reclassifications | IFRS Impact on Leases
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
General and administrative expenses		59,000
Finance costs, net		(30,000)
Other income, net		(25,000)
Increase (decrease) in adjustment to loss before income tax		$ 4,000
(Condensed Consolidated Balance Sheet)
Operating lease right-of-use assets			292,000
Operating lease liabilities			94,000
Total non-current			175,000
Adjustment to accumulated deficit			$ (23,000)